Risk/Return Detail Data - FidelityFixed-IncomeActiveETFs-ComboPRO	Dec. 30, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Merrimack Street Trust
FidelityFixed-IncomeActiveETFs-ComboPRO | Fidelity Investment Grade Securitized ETF
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Investment Grade Securitized ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity ® Investment Grade Securitized ETF seeks a high level of current income.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 358 % of the average value of its portfolio.
Portfolio Turnover, Rate	358.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in investment-grade securitized debt securities (those of medium and high quality) and repurchase agreements for those securities. Securitized debt securities are interests in pools of mortgages, loans, receivables, or other assets, and include such instruments as mortgage-backed securities, commercial mortgage-backed securities, and other asset-backed securities that are issued by the U.S. Government, its agencies or instrumentalities, foreign governments, financial institutions, trusts and corporations. Payment of principal or interest on securitized debt instruments generally depends on the cash flows generated by the underlying assets and may be supported by letters of credit, surety bonds, or other credit enhancements. Investment grade securities in which the fund invests include securities or issuers rated at least BBB- or its equivalent by at least one nationally recognized statistical ratings organization (NRSRO), or, if unrated, determined by the Adviser to be of comparable quality. A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in U.S. Government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury. Managing the fund to have similar overall interest rate risk to the Bloomberg U.S. Securitized Index. Allocating assets across different market sectors and maturities. Investing in domestic and foreign issuers. Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments. Investing in lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds). Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - and forward-settling securities, to adjust the fund's risk exposure.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Bar Chart, Year to Date Return	5.25%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2023
Highest Quarterly Return	7.49%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Sep. 30, 2022
Lowest Quarterly Return	(5.34%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFixed-IncomeActiveETFs-ComboPRO | Fidelity Investment Grade Securitized ETF | Fidelity Investment Grade Securitized ETF
Risk/Return:
Management fee	0.36%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.36%
1 year	$ 37
3 years	116
5 years	202
10 years	$ 456
Annual Return, Inception Date	Mar. 02, 2021
2022	(12.57%)
2023	5.41%
FidelityFixed-IncomeActiveETFs-ComboPRO | Fidelity Investment Grade Securitized ETF | Return Before Taxes | Fidelity Investment Grade Securitized ETF
Risk/Return:
Label	Return Before Taxes
Past 1 year	5.41%
Since Inception	(3.01%)	[1]
FidelityFixed-IncomeActiveETFs-ComboPRO | Fidelity Investment Grade Securitized ETF | After Taxes on Distributions | Fidelity Investment Grade Securitized ETF
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	3.92%
Since Inception	(3.75%)	[1]
FidelityFixed-IncomeActiveETFs-ComboPRO | Fidelity Investment Grade Securitized ETF | After Taxes on Distributions and Sales | Fidelity Investment Grade Securitized ETF
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	3.17%
Since Inception	(2.59%)	[1]
FidelityFixed-IncomeActiveETFs-ComboPRO | Fidelity Investment Grade Securitized ETF | LB001
Risk/Return:
Label	Bloomberg U.S. Aggregate Bond Index
Past 1 year	5.53%
Since Inception	(2.74%)
FidelityFixed-IncomeActiveETFs-ComboPRO | Fidelity Investment Grade Securitized ETF | LB371
Risk/Return:
Label	Bloomberg U.S. Securitized Index
Past 1 year	5.08%
Since Inception	(2.81%)

[1]	A From March 2, 2021 .